Income from operations - Disaggregation of Sales per geographical cluster (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income from operations [Line Items]
Revenue from contracts with customers		€ 16,738	€ 16,851	€ 16,668
Revenue From Other Sources	[1]	418	462	479
Revenue		17,156	17,313	17,147
Western Europe [member]
Income from operations [Line Items]
Revenue from contracts with customers		3,624	3,682	3,290
Revenue From Other Sources		21	19	38
Revenue		3,645	3,702	3,328
North America [member]
Income from operations [Line Items]
Revenue from contracts with customers		6,695	6,789	6,789
Revenue From Other Sources		86	95	114
Revenue		6,781	6,884	6,904
Other Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		1,386	1,408	1,482
Revenue From Other Sources		309	342	322
Revenue		1,694	1,750	1,804
Total Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		11,705	11,879	11,561
Revenue From Other Sources		415	457	474
Revenue		12,120	12,336	12,036
Growth Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		5,033	4,972	5,107
Revenue From Other Sources		3	5	5
Revenue		5,036	4,977	5,112
Goods or services transferred at point in time [member]
Income from operations [Line Items]
Revenue from contracts with customers		12,142	12,580	12,655
Goods or services transferred at point in time [member] | Western Europe [member]
Income from operations [Line Items]
Revenue from contracts with customers		2,537	2,747	2,359
Goods or services transferred at point in time [member] | North America [member]
Income from operations [Line Items]
Revenue from contracts with customers		4,427	4,654	4,901
Goods or services transferred at point in time [member] | Other Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		1,000	1,035	1,125
Goods or services transferred at point in time [member] | Total Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		7,964	8,435	8,385
Goods or services transferred at point in time [member] | Growth Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		4,178	4,145	4,270
Goods or services transferred over time [member]
Income from operations [Line Items]
Revenue from contracts with customers		4,596	4,272	4,013
Goods or services transferred over time [member] | Western Europe [member]
Income from operations [Line Items]
Revenue from contracts with customers		1,087	936	931
Goods or services transferred over time [member] | North America [member]
Income from operations [Line Items]
Revenue from contracts with customers		2,268	2,135	1,889
Goods or services transferred over time [member] | Other Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		386	373	357
Goods or services transferred over time [member] | Total Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		3,741	3,444	3,176
Goods or services transferred over time [member] | Growth Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		€ 856	€ 828	€ 837

[1]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 293 million (2020: EUR 325 million 2019: EUR 307 million)